Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	HENNESSY FUNDS TRUST
Central Index Key	0000891944
Amendment Flag	false
Document Creation Date	Mar. 04, 2014
Document Effective Date	Mar. 04, 2014
Prospectus Date	Feb. 28, 2014
Hennessy Focus Fund | Investor Class
Risk/Return:
Trading Symbol	HFCSX
Hennessy Focus Fund | Institutional Class
Risk/Return:
Trading Symbol	HFCIX
Hennessy Cornerstone Value Fund | Investor Class
Risk/Return:
Trading Symbol	HFCVX
Hennessy Cornerstone Value Fund | Institutional Class
Risk/Return:
Trading Symbol	HICVX
Hennessy Large Value Fund | Hennessy Large Value Fund - Investor Class
Risk/Return:
Trading Symbol	HLVFX
Hennessy Large Value Fund | Hennessy Large Value Fund - Institutional Class
Risk/Return:
Trading Symbol	HLVIX
Hennessy Balanced Fund | Investor Class
Risk/Return:
Trading Symbol	HBFBX